Share Repurchases (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Feb. 28, 2025	Nov. 30, 2023
Subsequent Event [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase common shares authorized value		$ 70,000
Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase common shares authorized value			$ 50,000
Treasury Stock, Shares Repurchased	2,644,712
Treasury Stock, Shares Repurchased Value	$ 42,921
Average Price Per Treasury Shares	$ 16.23
Available for Future Repurchases Value	$ 7,079